Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: March 11, 2020

Payment Date	3/16/2020
Collection Period Start	2/1/2020
Collection Period End	2/29/2020
Interest Period Start	2/18/2020
Interest Period End	3/15/2020

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$328,312,032.18	$32,489,584.77	$295,822,447.41	0.721518	Apr-22
Class A-3 Notes	$410,000,000.00	$—	$410,000,000.00	1.000000	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$905,842,032.18	$32,489,584.77	$873,352,447.41

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$926,534,056.81	$893,349,246.64	0.714679
YSOC Amount	$17,628,189.58	$16,932,964.18
Adjusted Pool Balance	$908,905,867.23	$876,416,282.46
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$328,312,032.18	2.58000%	30/360	$705,870.87
Class A-3 Notes	$410,000,000.00	2.51000%	30/360	$857,583.33
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$905,842,032.18			$1,934,541.86

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$926,534,056.81	$893,349,246.64
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$908,905,867.23	$876,416,282.46
Number of Receivable Outstanding	57,766	56,803
Weight Average Contract Rate	4.43%	4.43%
Weighted Average Remaining Term (months)	49	48

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,384,708.13
Principal Collections	$32,935,534.13
Liquidation Proceeds	$133,713.04
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$36,453,955.30
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$36,453,955.30

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$772,111.71	$772,111.71	$—	$—	$35,681,843.59
Interest - Class A-1 Notes	$—	$—	$—	$—	$35,681,843.59
Interest - Class A-2 Notes	$705,870.87	$705,870.87	$—	$—	$34,975,972.72
Interest - Class A-3 Notes	$857,583.33	$857,583.33	$—	$—	$34,118,389.39
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$33,852,533.39
First Allocation of Principal	$—	$—	$—	$—	$33,852,533.39
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$33,810,236.39
Second Allocation of Principal	$4,905,749.72	$4,905,749.72	$—	$—	$28,904,486.67
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$28,874,245.34
Third Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$16,614,245.34
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$16,581,552.01
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$4,321,552.01
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,321,552.01
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$1,257,716.96
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,257,716.96
Remaining Funds to Certificates	$1,257,716.96	$1,257,716.96	$—	$—	$—
Total	$36,453,955.30	$36,453,955.30	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$17,628,189.58
Increase/(Decrease)	$(695,225.40)
Ending YSOC Amount	$16,932,964.18

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$908,905,867.23	$876,416,282.46
Note Balance	$905,842,032.18	$873,352,447.41
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	30	$249,276.04
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	54	$133,713.04
Monthly Net Losses (Liquidation Proceeds)			$115,563.00
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.17%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.01%
Current Collection Period			0.15%
Four-Month Average Net Loss Ratio			0.10%
Cumulative Net Losses for All Periods			$1,020,562.48
Cumulative Net Loss Ratio			0.08%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.23%	108	$2,033,805.56
60-89 Days Delinquent	0.06%	23	$533,338.16
90-119 Days Delinquent	0.02%	8	$155,760.82
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.30%	139	$2,722,904.54

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	8	$146,200.08
Total Repossessed Inventory	10	$171,516.20

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	31	$689,098.98
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.04%
Second Preceding Collection Period		0.06%
Preceding Collection Period		0.08%
Current Collection Period		0.08%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No